Non-controlling interest	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Non-controlling interest
Non-controlling interest

Changes in non-controlling interest for the years ended December 31, 2018 (Successor), 2017 (Predecessor) and 2016 (Predecessor) are as follows:

(In $ millions)	North Atlantic Drilling Ltd	Sevan Drilling Limited	Asia Offshore Drilling Ltd	Ship Finance International Ltd VIEs	Seadrill Nigeria Operations Limited	Total
December 31, 2015 (Predecessor)	179	282	140	14	—	615
Changes in 2016	7	—	—	(112)	6	(99)
Net income attributable to non-controlling interest in 2016	(21)	9	9	29	—	26
December 31, 2016 (Predecessor)	165	291	149	(69)	6	542
Changes in 2017	—	—	—	(14)	—	(14)
Net income attributable to non-controlling interest in 2017	(89)	(65)	—	24	1	(129)
December 31, 2017	76	226	149	(59)	7	399
Adoption of new accounting standard ASU 2016-16 - Income Taxes	(25)	—	—	—	—	(25)
Net income attributable to non-controlling interest in period from January 1, 2018 to July 1, 2018	(160)	(10)	1	7	2	(160)
Redeemable non-controlling interest	—	—	(150)	—	—	(150)
July 1, 2018 (Predecessor)	(109)	216	—	(52)	9	64
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited	109	(216)	—	—	—	(107)
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited	—	—	—	199	(2)	197

July 2, 2018 (Successor)	—	—	—	147	7	154
Net income attributable to non-controlling interest in period from July 2, 2018 to December 31, 2018	—	—	—	(2)	—	(2)
December 31, 2018	—	—	—	145	7	152

On emergence from Chapter 11 the non-controlling interest was adjusted to fair value. Refer to Note 5 - Fresh Start Accounting for further information.

North Atlantic Drilling Ltd and Sevan Drilling Limited

In the predecessor company we held a 70.36% interest in NADL and 50.11% interest in Sevan. The amount of shareholders' equity not attributable to us was included in non-controlling interests. As determined in the plan of reorganization, both companies became wholly owned subsidiaries of Seadrill and the non-controlling interests were eliminated prior to emergence on July 2, 2018.

Asia Offshore Drilling Ltd
In the predecessor company we held a 66.24% interest in Asia Offshore Drilling Ltd. The amount of shareholders' equity not attributable to us was included in non-controlling interests. Subsequent to filing bankruptcy petitions, the predecessor executed a Transaction Support Agreement on April 4, 2018, which included a put option to the holders of the non-controlling interest shares. This redemption feature caused the fair value of the non-controlling interest held in AOD to be reclassified from equity to 'Redeemable non-controlling interest' within the Consolidated Balance Sheet. Refer to Note 26 - Redeemable non-controlling interest for further information.

Ship Finance International Ltd VIEs

In 2007 and 2008 we entered into sale and leaseback arrangements for drilling units with Ship Finance International Ltd, who incorporated subsidiary companies for the sole purpose of owning and leasing the drilling units. We had recognized these subsidiary companies as VIEs and concluded that we are their primary beneficiary. Accordingly, these subsidiary companies are included in our Consolidated Financial Statements, with the Ship Finance International Ltd equity in these companies included in non-controlling interest. Refer to Note 35 – Variable Interest Entities for more information.

During the predecessor years ended December 31, 2017 and 2016 dividends, of $14 million and $113 million were declared by VIEs to Ship Finance and was settled against related party balances with Ship Finance.

On emergence from Chapter 11 the non-controlling interest was adjusted to fair value. Refer to Note 5 – Fresh Start Accounting for further information.

Seadrill Nigeria Operations Limited

On December 5, 2016 (Predecessor), our wholly owned subsidiary, Seadrill UK Ltd., acquired a 10% interest that an unrelated party, HH Global Alliance Investments Limited (“HHL”) held in Seadrill Mobile Units (Nigeria) Ltd, the service company for West Capella, for a fair value of $6 million. Following the completion of this transaction Seadrill UK Ltd. owns 49% of Seadrill Mobile Units Nigeria Limited, with the remaining 51% being owned by subsidiaries of Seadrill Partners. Simultaneously HHL acquired from Seadrill UK Ltd. a 49% interest in Seadrill Nigeria Operations Limited, the service company for West Jupiter for a fair value of $6 million. The impact of these transactions was to increase Seadrill’s direct ownership interest in Seadrill Partners by $6 million, and to recognize HHL’s non-controlling interest in Seadrill Nigeria Operations Ltd of $6 million. During the year ended December 31, 2017 (Predecessor), HHL acquired a further 2% interest in Seadrill Nigeria Operations Ltd for total consideration of $0.3 million.
Redeemable non-controlling interest

Changes in redeemable non-controlling interest for the period from January 1, 2018 through July 1, 2018 (Predecessor) and period from July 2, 2018 through December 31, 2018 (Successor) are as follows:

(In $ millions)	Asia Offshore Drilling Ltd
As at December 31, 2017 (Predecessor)	—
Reclassification from non-controlling interest	150
Fair value adjustment on initial recognition	(127)
Net income attributable to redeemable non-controlling interest	2
Fresh start fair value adjustment	5
As at July 1, 2018 (Predecessor)	30

As at July 2, 2018 (Successor)	30
Fair value adjustment	9
Net loss attributable to redeemable non-controlling interest	(1)
As at December 31, 2018 (Successor)	38

Subsequent to filing bankruptcy petitions, the Predecessor executed a Transaction Support Agreement (“TSA”) on April 4, 2018 with a minority shareholder of one of Seadrill Limited's subsidiaries, Asia Offshore Drilling Limited (“AOD”). The purpose of the TSA was to provide a framework for a monetization event for the minority shareholder of AOD as well as obtain unanimous approval of the AOD board of directors (which included the minority shareholder) in order for AOD to become a party to the RSA and participate in Seadrill’s broader debt restructuring under its Chapter 11 reorganization.

The TSA executed between the parties provided a put option to the holders of non-controlling interest shares. The put option gave the holders the right (with no obligation) to sell the shares it owns to Seadrill subject to a price ceiling. After the end of the effective period of the put option, if the right remains unexercised, Seadrill gets the right (with no obligation) to purchase the non-controlling interest in AOD at a price subject to the floor price (“Call Option”). While the call option provides for a redemption mechanism, the redemption option is made by Seadrill. The put option, however, generates a redemption feature for the non-controlling interest holder that is outside the control of Seadrill.

This redemption feature caused the fair value of the non-controlling interest held in AOD to be reclassified from equity to "Redeemable non-controlling interest" within the Consolidated Balance Sheets. Any fair value adjustments to generate an expected redemption value have been recognized through retained earnings.

In the period from January 1, 2018 through July 1, 2018 (Predecessor), we reclassified $150 million of non-controlling interest from equity to redeemable non-controlling interest on the date of the TSA (April 4, 2018) and recorded a fair value adjustment of $127 million on initial recognition. We attributed $2 million of net income to the redeemable non-controlling interest covering the period April 2018 to July 1, 2018, and a fair value adjustment on initial recognition of $5 million, resulting in the redeemable non-controlling interest having a fair value on July 1, 2018 (Predecessor) of $30 million. Subsequent changes in fair value are recognised in retained earnings.

In the period from July 2, 2018 through December 31, 2018 (Successor), we recognized a net loss attributable to redeemable non-controlling interest of $1 million and a fair value adjustment of $9 million, resulting in the redeemable non-controlling interest having a fair value on December 31, 2018 (Successor) of $38 million.